Restrictions on Subsidiary Dividends and Loans or Advances	12 Months Ended
Dec. 31, 2013
Restrictions on Subsidiary Dividends and Loans or Advances

Note 30 – Restrictions on Subsidiary Dividends and Loans or Advances

Various federal and state statutory provisions limit the amount of dividends the Bank can pay to the Corporation without regulatory approval. Approval of the Federal Reserve Board is required for payment of any dividend by a state chartered bank that is a member of the Federal Reserve System if the total of all dividends declared by the bank in any calendar year would exceed the total of its retained net income (as defined by regulatory agencies) for that year combined with its retained net income for the preceding two years. In addition, a state member bank may not pay a dividend in an amount greater than its “undivided profits,” as defined, without regulatory and stockholder approval.

Under Illinois law, an Illinois state bank, prior to paying a dividend, must carry over to surplus at least one-tenth of its net profits since the date of the declaration of the last preceding dividend, until the bank’s surplus is equal to its capital. In addition, an Illinois state bank may not pay any dividend in an amount greater than its net profits then on hand, after deduction of losses and bad debts (defined as debts due to a state bank on which interest is past due and unpaid for a period of 6 months or more, unless the same are well secured and in the process of collection).

The Bank is also prohibited under federal law from paying any dividends if the Bank is undercapitalized or if the payment of the dividends would cause the Bank to become undercapitalized. In addition, the federal regulatory agencies are authorized to prohibit a bank or bank holding company from engaging in an unsafe or unsound banking practice. The payment of dividends could, depending on the financial condition of the Bank, be deemed to constitute an unsafe or unsound practice. The Dodd-Frank Act and Basel III, as applied by the Federal Reserve Board to state member banks and their holding companies by regulation or otherwise, may impose additional restrictions on the ability of banking institutions to pay dividends.

Under federal law, financial transactions by the Bank, the Corporation’s insured banking subsidiary, with the Corporation and its affiliates that are in the form of loans or extensions of credit, investments, guarantees, derivative transactions, repurchase agreements, securities lending transactions or purchases of assets, are restricted. Transfers of this kind to the Corporation or a nonbanking subsidiary by the Bank are limited to 10% of the Bank’s capital and surplus with respect to any single affiliate, and to 20% of the Bank’s capital and surplus with all affiliates in the aggregate, and are also subject to certain collateral requirements (in the case of credit transactions) and other restrictions on covered transactions. These transactions, as well as other transactions between the Bank and the Corporation or its affiliates, also must be on terms substantially the same as, or at least as favorable as, those prevailing at the time for comparable transactions with non-affiliated companies or, in the absence of comparable transactions, on terms, or under circumstances, including credit standards, that would be offered to, or would apply to, non-affiliated companies. Other state and federal laws may limit the transfer of funds by the Corporation’s banking subsidiaries to the Corporation and certain of its affiliates.